SUPPLEMENTAL CASH FLOW INFORMATION - Non-cash Investing and Financing Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash Flow Statement [Abstract]
Consideration issued for acquisition of Alacer	$ (2,179,647)	$ 0
Acquisition of net assets in exchange for a receivable	12,576	0
Reclamation and closure cost provision assumed in land acquisition	0	(12,990)
Transfer of share-based payment reserve upon exercise of stock options	(2,976)	(2,804)
Transfer of equity-settled PSUs	0	1,356
Transfer of cash-settled RSUs and PSUs	(4,138)	0
Extinguishment of loan receivable in connection with the acquisition of non-controlling interest	0	11,369
Non-cash consideration for acquisition of non-controlling interest	0	(30,101)
Other non-cash investing and financing transactions	2,643	0
Non-cash investing and financing transactions	$ (2,171,542)	$ (33,170)